19. LEASING TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Leasing Transactions
LEASING TRANSACTIONS
19.	LEASING TRANSACTIONS

The Company recognized a right to use and a lease liability for the following contracts which contain a lease in accordance with IFRS 16:

•	Leasing of commercial real estate used for serving customers;
•	Leasing of buildings used as administrative headquarters;
•	Leasing of commercial vehicles used in operations.

The Company has elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets). Thus, these leasing agreements are recognized as an expense in the income statement on the straight-line basis, over the period of the leasing. Their effects on net income from January to December 2020 were immaterial.

The discount rates were obtained by reference to the Company’s incremental borrowing rate, based on the debts contracted by the Company and through quotations with potential financial institutions and reflect the Company’s credit risk and the market conditions at the lease agreement date, as follows:

Marginal rate	Annual rate (%)	Monthly rate (%)
Initial application
Up to two years	7.96	0.64
Three to five years	10.64	0.85
Six to twenty years	13.17	1.04

Contracts entered – 2019 and 2020
Up to three years	6.87	0.56
Three to four years	7.33	0.59
Four to twenty years	8.08	0.65

a)	Right-of-use assets

The right-of-use assets were valued at cost, corresponding to the amount of the initial measurement of the lease liabilities, adjusted by its remeasurements, and amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Changes in the right-of-use assets are as follows:

	Real estate property	Vehicles	Total
Balances at December 31, 2018	-	-	-
Adoption on January 1, 2019	238	104	342
Disposals (contracts terminated)
Addition	28	4	32
Disposals (contracts terminated)	(13)	—	(13)
Amortization (1)	(37)	(39)	(76)
Remeasurement (2)	(10)	2	(8)
Balances at December 31, 2019	206	71	277
Disposals (contracts terminated)	(9)	—	(9)
Amortization (1)	(25)	(40)	(65)
Addition	6	—	6
Remeasurement (2)	7	(4)	3
Balances at December 31, 2020	185	27	212

(1)	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments of R$2.
(2)	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

b)	Lease liabilities

The liability for leasing agreements is measured at the present value of lease payments to be made over the lease term, discounted at the Company’s incremental borrowing rate. The liability carring amount is remeasured to reflect leases modifications as specified in IFRS 16.

The changes in the lease liabilities are as follows:

2019
Balances at December 31, 2018
January 1, 2019 (1)	342
Addition	32
Disposals (contracts terminated)	(13)
Accrued interest (2)	36
Payment of principal portion of lease liability	(96)
Payment of interest	(5)
Remeasurement (3)	(8)
Balances at December 31, 2019	288
Addition	6
Disposals (contracts terminated)	(10)
Accrued interest (2)	29
Payment of principal portion of lease liability	(84)
Payment of interest	(3)
Remeasurement (3)	2
Balances at December 31, 2020	227

Current liabilities	48
Non-current liabilities	179

(1)	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2 (R$2 on December 31, 2019).
(2)	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	644	227
Potential PIS/Pasep and Cofins (9.25%)	55	18

The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts:

2021	56
2022	27
2023	26
2024	26
2025	26
2026 at 2045	483
Undiscounted values	644
Embedded interest	(417)
Lease liabilities	227